Income Taxes - Income Tax Expense (Benefit) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Current
Federal			$ 0	$ 0
State			20,000	20,000
Current Total			20,000	20,000
Deferred
Federal			0	0
State			0	0
Deferred Income Tax Expense (Benefit)			0	0
Income tax expense	7,000	7,000	20,000	20,000
Cortelco Systems Holding Corp [Member]
Current
Federal			155,000	270,000
State			30,000	50,000
Current Total			185,000	320,000
Deferred
Federal			17,000	(1,000)
State			3,000	0
Deferred Income Tax Expense (Benefit)	(153,000)	0	20,000	(1,000)
Income tax expense	$ (35,000)	$ 114,000	$ 205,000	$ 319,000